Financial risk management - Interest rate risk (Details) - Interest rate risk € in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Financial instruments by type of interest rate
Maturity term	3 months
Increase - Impact on fair value	€ 140	€ 190
Increase - Impact on profit	1	1
Increase - Impact on OCI	2	4
Decrease - Impact on fair value	(77)	(100)
Decrease - Impact on profit		(1)
Decrease - Impact on OCI	€ (1)	€ (2)
Interest rate, measurement input
Financial instruments by type of interest rate
Interest rates - increase in basis points	1	1
Interest rates - decrease in basis points	0.50	0.50
Fixed rate
Financial instruments by type of interest rate
Current financial investments	€ 182	€ 104
Cash and cash equivalents	499	324
Interest-bearing liabilities	(3,871)	(4,687)
Financial assets and liabilities before derivatives	(3,190)	(4,259)
Interest rate derivatives	838	661
Net assets	(2,352)	(3,598)
Floating rate(1)
Financial instruments by type of interest rate
Current financial investments	2,395	1,017
Cash and cash equivalents	6,192	6,616
Interest-bearing liabilities	(782)	(889)
Financial assets and liabilities before derivatives	7,805	6,744
Interest rate derivatives	(838)	(661)
Net assets	€ 6,967	€ 6,083